Document and Entity Information	6 Months Ended
Jun. 30, 2017 shares
Document And Entity Information
Entity Registrant Name	ATI Modular Technology Corp.
Entity Central Index Key	0001679426
Document Type	10-12G/A
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	126,740,708
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2017